Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Related Party Disclosures [Abstract]
Related party disclosures

26. Related party disclosures

Note 7 provides information about the Group’s structure, including details of the subsidiaries. The following table provides the total amount of transactions that are entered into with related parties for the relevant financial years.

		Interest income on net investments in subleases	Interest income	Acquisition of a subsidiary	Copyright expenses
		RMB’000	RMB’000	RMB’000	RMB’000
Shareholder of the Company	2024	—	—	—	—
	2023	—	—	—	—
	2022	—	—	174,944	—
BMF Culture*	2024	—	—	—	—
	2023	—	—	—	—
	2022	23	—	—	—
Naxos^	2024	—	1,951	—	3,620
	2023	—	—	—	7,861
	2022	—	—	—	5,203
KOLO Music Limited	2024	—	471	—	—
	2023	—	—	—	—

*	A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.

^	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.

Outstanding balances at December 31, 2024 and 2023 are unsecured and interest-free and repayable on demand. There have been no guarantees provided or received for any related party receivables or payables.

		Net investments in subleases	Due from related parties/ shareholders	Due to related parties/ shareholders
		RMB’000	RMB’000	RMB’000
Naxos One Holding Limited (Former Name: Shigoo Limited)#	2024	—	23,634	—
	2023	—	303	531
Shareholders of the Company	2024	—	—	1,016
	2023	—	1,913	12,566
Hoi Tung Chan^	2024	—	—	—
	2023	—	—	—
KOLO Music Limited*	2024	—	6,112	—
	2023	—	—	—

#	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, with an interest rate of 12% and repayable in October 2025, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.

^	Hoi Tung Chan was the Chief Financial Officer of Kuke Music Holding Limited, who resigned its position on 12th May, 2023. The amount due from Hoi Tung Chan was unsecured, interest-free and repayable on demand.

*	The amount due from KOLO was unsecured, with an interest rate of 12% and repayable in October 2025.

The following table provides compensation of key management personnel of the Group:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Short term employee benefits	1,164	3,652	4,239
Equity-settled share-based payment expenses	722	1,919	9,002
Post employment benefits	205	594	552
Total compensation paid to key management personnel	2,091	6,165	13,793

The amounts disclosed in the table are the amounts recognised as an expense during the reporting periods related to key management personnel.